Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (19,564,718)	$ (51,206,803)	$ (25,095,538)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	53,368,611	42,071,743	41,098,672
Change in deferred tax liability	(2,025,869)	(5,926,732)	(806,083)
Accretion of fair market value adjustment of secured debt	(110,942)	(130,682)	(131,611)
Amortization of debt issuance costs	1,676,309	3,586,381	3,996,676
Equity based compensation expense	2,907,808	1,738,873	404,540
Contingent earnout adjustment	12,619,744	(2,500,000)	200,000
Equity in loss of unconsolidated joint ventures	1,050,250	0	0
Unrealized foreign currency and derivative (gains) losses	467,989	(93,878)	(797,999)
Net loss on extinguishment of debt	2,444,788	0	2,647,633
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	8,389,573	0	0
Gain on deconsolidation of SST VI OP	(169,533)	0	0
Gain on sale of real estate	(178,631)	0	(3,944,696)
Impairment of goodwill and intangible assets	0	36,465,732	0
Impairment of investments in Managed REITs	0	4,376,879	0
Gain resulting from acquisition of unconsolidated affiliates	0	0	(8,017,353)
Increase (decrease) in cash from changes in assets and liabilities:
Other assets, net	(1,367,439)	(1,170,734)	(835,114)
Accounts payable and accrued liabilities	99,039	298,510	1,576,029
Managed REITs receivables	(304,468)	(428,284)	(122,629)
Due to affiliates	(537,527)	(311,134)	(405,505)
Net cash provided by operating activities	58,764,984	26,769,871	9,767,022
Cash flows from investing activities:
Purchase of real estate	(64,585,072)	(612,892)	(9,435,343)
Additions to real estate	(10,288,805)	(14,946,580)	(12,291,574)
Deposits on acquisition of real estate facilities	(340,000)	(298,317)	(200,000)
Redemption of SSGT II Preferred Units	13,500,000	19,000,000	0
Settlement of foreign currency hedges	(3,190,899)	398,951	918,558
Investments in unconsolidated real estate entities, net	(5,795,399)	0	0
Deconsolidation of SST VI OP	(3,011,368)	0	0
SST VI OP repayment of debt	5,600,000	0	0
Investment in SST VI Mezzanine Loan debt	(6,800,000)	0	0
Purchase of other investments	(1,967,476)		0
Net proceeds from the sale of real estate	256,237	0	15,721,610
Settlement of company owned life insurance	2,894,561	0	3,122,962
Proceeds from sale of real estate joint venture	0	0	3,358,814
Self Administration Transaction, net of cash acquired	0	0	(3,292,958)
Purchase of foreign currency hedge		0	(147,347)
Net cash used in investing activities	(120,214,731)	(28,958,838)	(347,783,873)
Cash flows from financing activities:
Gross proceeds from issuance of non-revolver debt	271,675,995	341,717	535,852,363
Proceeds from issuance of revolver debt	246,505,250	0	0
Repayment of revolver debt	(15,000,000)	0	0
Repayment of non-revolver debt	(422,190,754)	0	(251,732,077)
Scheduled principal payments on non-revolver debt	(1,294,637)	(701,136)	(802,789)
Debt issuance costs	(6,970,064)	(4,537)	(8,531,362)
Debt defeasance costs	(525,467)	0	(1,690,703)
Common stock offering costs	(971,752)	(656,524)	(709,842)
Redemption of common stock	(4,622,000)	(1,708,305)	(5,740,677)
Gross proceeds from issuance of equity in SST VI OP	4,015,815	0	0
Offering costs related to issuance of equity in SST VI OP	(373,067)	0	0
Distributions paid to preferred stockholders	(12,277,935)	(8,786,655)	0
Distributions paid to common stockholders	(26,157,045)	(19,160,171)	(18,207,418)
Distributions paid to noncontrolling interests in our Operating Partnership	(6,139,772)	(5,514,994)	(2,440,247)
Gross proceeds from issuance of preferred stock	0	50,000,000	150,000,000
Preferred stock issuance costs	0	(70,057)	(3,573,836)
Redemption of noncontrolling interest	0	0	(200,000)
Net cash provided by financing activities	25,674,567	13,739,338	392,223,412
Impact of foreign exchange rate changes on cash and restricted cash	(196,135)	536,182	352,354
Change in cash, cash equivalents, and restricted cash	(35,971,315)	12,086,553	54,558,915
Cash, cash equivalents, and restricted cash beginning of year	80,657,676	68,571,123	14,012,208
Cash, cash equivalents, and restricted cash end of year	44,686,361	80,657,676	68,571,123
Supplemental disclosures and non-cash transactions:
Cash paid for interest	27,220,673	32,834,244	35,942,900
Supplemental disclosure of noncash activities:
Issuance of shares pursuant to distribution reinvestment plan	19,564,929	15,954,081	16,046,534
Distributions payable	8,360,420	6,650,317	5,159,105
Redemption of common stock included in accounts payable and accrued liabilities	1,676,874	732,725	431,326
Deposit applied to the purchase of real estate	156,940	200,000	1,000,000
Real estate and construction in process included in accounts payable and accrued liabilities	19,056	248,845	1,420,217
Foreign currency contracts, interest rate swaps, and interest rate cap contract in accounts payable and accrued liabilities and other assets	4,335,673	4,862,285	3,575,580
Issuance of common stock in connection with the SST IV Merger	231,412,470	0	0
Net liabilities assumed in SSGT Mergers	0	0	1,712,596
Conversion of A-2 Units into A-1 Units	11,219,744	0	0
Debt assumed in the Self Administration Transaction	0	0	19,219,126
Contingent earnout consideration issued in the Self Administration Transaction	0	0	30,900,000
Deferred tax liabilities related to the Self Administration Transaction	0	0	7,415,654
Accounts payable and other accrued liabilities assumed in the Self Administration Transaction	0	0	722,286
Transfer of other assets to debt issuance costs	0	0	1,075,000
SSGT Mergers
Cash flows from investing activities:
Mergers, net of cash acquired	0	0	(345,538,595)
Supplemental disclosure of noncash activities:
Debt assumed	0	0	5,038,435
Issuance of units in our Operating Partnership	0	0	4,217,399
SST IV Merger
Cash flows from investing activities:
Mergers, net of cash acquired	(46,486,510)	0	0
Supplemental disclosure of noncash activities:
Debt assumed	81,165,978	0	0
Self Administration Transaction
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership	0	0	63,643,000
Limited Partner
Supplemental disclosure of noncash activities:
Issuance of units in our Operating Partnership	0	0	18,800,000
Preferred Stock
Cash flows from investing activities:
Purchase of SSGT II Preferred Units	$ 0	$ (32,500,000)	$ 0